MERRILL LYNCH RETIREMENT PLUSSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

Supplement dated October 1, 2021

to the

Prospectus dated May 1, 2021

Effective on or about November 1, 2021, based on changes to the underlying portfolios, the following name and subadvisor changes will occur:

Current Subaccount Name	New Subaccount Name	Current Subadvisor	New Subadvisor
Transamerica International Growth VP	Transamerica International Focus VP	TDAM USA Inc.	Epoch Investment Partners, Inc.
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica Legg Mason Dynamic Allocation – Growth VP	Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica QS Investors Active Asset Allocation – Conservative VP	Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP	Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica QS Investors Active Asset Allocation – Moderate VP	Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC

This Supplement updates certain information in the above referenced prospectus (the ‘‘Prospectus’’). Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.